Taxes on Income (Composition) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current taxes		$ 184	$ 251	$ 869
Deferred taxes		(20)	47	45
Taxes in respect of prior years	[1]	8	(11)	271
Income taxes		$ 172	$ 287	$ 1,185

[1]	For 2022, included the settlement agreement related to surplus profit levy, as described above.